EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Basic and Diluted Earnings per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2010	2011	2012
Net income	$452,826	$543,966	$620,000

Weighted average ordinary shares outstanding (in thousands)	208,106	206,917	203,918

Dilutive effect:
Employee stock options and RSUs (in thousands)	4,827	7,005	5,252

Diluted weighted average ordinary shares outstanding (in thousands)	212,933	213,922	209,170

Basic earnings per ordinary share	$2.18	$2.63	$3.04

Diluted earnings per ordinary share	$2.13	$2.54	$2.96